INTANGIBLE ASSETS - Disclosure Of Information For Cash-generating Units (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Total	R$ 26,857,583	R$ 26,917,128	R$ 5,076,501
Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	6,061,028	5,752,460
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	15,588,043	15,388,680
Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total	21,649,071	21,141,140
Natura and Co Latam [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	5,403	5,403
Natura and Co Latam [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	10,041,156	9,994,861
Natura and Co Latam [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total	10,046,559	10,000,264
Avon International [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	2,991,963	2,850,397
Avon International [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,340,035	3,304,988
Avon International [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total	6,331,998	6,155,385
TBS International [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	3,063,662	2,896,660
TBS International [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,063,672	1,946,741
TBS International [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total	5,127,334	4,843,401
Aesop International [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents
Aesop International [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	143,180	142,090
Aesop International [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total	R$ 143,180	R$ 142,090